Basis of preparation of financial statements	12 Months Ended
Mar. 31, 2024
Basis of preparation of financial statements [Abstract]
Basis of preparation of financial statements
2. Basis of preparation of financial statements

a. Statement of compliance

These consolidated financial statements as of and for the year ended March 31, 2024 comply in all material aspects with the International Financial Reporting Standards and its interpretations (“IFRS”) as issued by the International Accounting Standards Board (“IASB”). The consolidated financial statements provide comparative information in respect of the previous period.

These consolidated financial statements have been prepared by the Company as a going concern on the basis of relevant IFRS that are effective at the Company’s annual reporting date, March 31, 2024. These consolidated financial statements were authorized for issuance by the Company’s Board of Directors on June
1
2
, 2024.

b. Basis of measurement

These consolidated financial statements have been prepared on the historical cost convention, except for the following material items in the statement of financial position which are measured on the basis stated below and in accordance with the respective accounting policies:

•	derivative financial instruments are measured at fair value;
•	financial assets and financial liabilities are measured either at fair value or at amortized cost, depending on the classification based on accounting policy;
•	long-term borrowings are measured at amortized cost using the effective interest rate method;
•	equity-settled and cash-settled share-based payments are measured at fair value on the grant date and the reporting date, respectively;
•	assets acquired and liabilities assumed as part of business combinations are measured at fair value on the acquisition date ; and
•	contingent consideration arising out of business combination are measured at fair value;

c. Convenience translation (unaudited)

These consolidated financial statements have been prepared in Indian rupees. Solely for the convenience of the reader, these consolidated financial statements as of and for the year ended March 31, 2024 have been translated into U.S. dollars at the certified foreign exchange rate of U.S.$
1.00
= Rs.83.34, as published by the Federal Reserve Board of Governors on March 29, 2024. No representation is made that the Indian rupee amounts have been, could have been or could be converted into U.S. dollars at such a rate or any other rate. Such convenience translation is not subject to audit by the Company’s Independent Registered Public Accounting Firm.

d. Use of judgments, estimates and assumptions

The preparation of financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses, the accompanying disclosures, and the disclosure of contingent liabilities. Uncertainty about these assumptions and estimates implies that actual results may differ from these estimates. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected. In particular, information about significant areas of estimation uncertainty and critical judgments in applying accounting policies that have the most significant effect on the amounts recognized in the consolidated financial statements is included in the following notes:

•	Notes 3(a) and 15 — Evaluation of joint arrangements;
•	Note 3(b) — Assessment of functional currency;
•	Notes 3(c), 30 and 31 — Financial instruments;
•	Notes 3(d) — Business combinations;
•	Notes 3(e) and (f) — Useful lives of property, plant and equipment and intangible assets;
•	Notes 3(h) and 10— Valuation of inventories;
•	Notes 3(i), 12, 13 and 14— Measurement of recoverable amounts of cash-generating units;
•	Note 3(l) and 18 — Provisions and other accruals;
•	Note 3(m) — Measurement of transaction price in a revenue transaction (sales returns, rebates, medicaid and chargeback provisions);
•	Note 3(p) and 25 — Evaluation of recoverability of deferred tax assets, and estimation of income tax payable and income tax expense in relation to uncertain tax positions; and
•	Note 3( l ) and 32 — Contingencies.

e. Current and non-current classification

The Company segregates assets and liabilities into current and non-current categories for presentation in the statement of financial position after considering its normal operating cycle and other criteria set out in International Accounting Standards (IAS) 1, “
Presentation of financial statements
”. For this purpose, current assets and liabilities include the current portion of non-current assets and liabilities respectively. Deferred tax assets and liabilities are always classified as non-current.

The operating cycle is the time between the acquisition of assets for processing and their realization in cash and cash equivalents. The Company has identified period up to twelve months as its operating cycle.